Share-based payments - Income / (Expense) (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-based payments
Expenses from share-based payments	€ (1,538)	€ (1,244)	€ (2,694)	€ (1,731)
Cost of Sales
Share-based payments
Expenses from share-based payments		(221)		(199)
Selling and distribution expenses
Share-based payments
Expenses from share-based payments	(97)	(89)	(161)	(119)
Research and development expenses
Share-based payments
Expenses from share-based payments	(881)	(452)	(1,539)	(659)
General and administrative expenses
Share-based payments
Expenses from share-based payments	(440)	(320)	(790)	(537)
Other operating expenses
Share-based payments
Expenses from share-based payments	€ (120)	€ (162)	€ (204)	€ (219)